Shareholder Fees {- Mid Cap Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Mid Cap Portfolio Initial/Service/Service Class 2 PRO-10 | Mid Cap Portfolio
Shareholder Fees:
(fees paid directly from your investment)